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                                          [THE RESERVE FUNDS LETTERHEAD]

VIA EDGAR

July 10, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

           Re:    Reserve Private Equity Series
                 Securities Act File No. 33-63300,
                 Investment Company Act File No. 811-7734
                  ("Registrant").

Dear Sirs:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify on behalf of Reserve Private Equity Series ("Registrant"), a registered management investment company (the "Trust"), that the form of the Prospectus and Statement of Additional Information for the Trust and its investment series that would have been filed under Rule 497(c) does not substantively differ from that contained in the Trust's Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A, which was filed electronically with the Commission on June 28, 2000.

Very truly yours,


By: /s/ MaryKathleen Foynes Gaza
Name:    MaryKathleen Foynes Gaza
Title:   General Counsel